Distribution Received and Dividend Paid (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended		8 Months Ended	0 Months Ended
	Nov. 15, 2012	Oct. 23, 2012	Dec. 31, 2012	Nov. 15, 2012 Linn Energy, LLC [Member]	Oct. 23, 2012 Linn Energy, LLC [Member]
Related Party Transaction [Line Items]
Distributions received, amount per unit (in usd per unit)					$ 0.725
Cash distributions received			$ 25,221	$ 25,221
Dividends declared, amount per share (in usd per share)		$ 0.71
Tax reserve, amount per share (in usd per share)		$ 0.015
Dividends paid to shareholders	24,699		24,699
Income tax reserve withheld	$ 522